STATEMENT OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONTINUING OPERATIONS
Net operating revenue	R$ 34,074,233	R$ 34,626,834	R$ 25,400,936
Operating expenses	(29,275,307)	(29,702,291)	(23,423,052)
Regulatory remeasurements - Transmission contracts	365,178	4,858,744	4,228,338
OPERATING INCOME BEFORE FINANCIAL RESULT	5,164,104	9,783,287	6,206,221
FINANCIAL RESULT	(4,373,595)	(1,441,954)	(1,322,815)
PROFIT BEFORE RESULTS OF EQUITY, INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	790,509	8,341,333	4,883,406
RESULTS OF EQUITY METHOD INVESTMENTS	2,369,777	1,507,418	1,744,672
OTHER REVENUE AND EXPENDITURE	186,924	1,210,754	16,134
PROFIT BEFORE TAXES	3,347,210	11,059,505	6,644,212
Current income tax and social contribution	1,630,034	1,437,671	2,231,986
Deferred income tax and social contribution	(934,421)	3,822,971	(1,853,128)
TOTAL EXPENSES TAXES AND SOCIAL CONTRIBUTIONS	(695,613)	(5,260,642)	(378,858)
NET INCOME FOR YEAR OF CONTINUING OPERATIONS	2,651,597	5,798,863	6,265,354
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	2,648,592	5,731,106	6,143,014
AMOUNT ATTRIBUTED TO NON-CONTROLING SHAREHOLDERS	3,005	67,757	122,340
DISCONTINUED OPERATIONS
NET PROFIT (LOSS) FROM DISCONTINUED OPERATION	986,785	(85,230)	121,960
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	986,785	(84,965)	195,674
AMOUNT ATTRIBUTED TO NON-CONTROLING INTERESTS		(265)	(73,714)
NET INCOME FOR THE YEAR	3,638,382	5,713,633	6,387,313
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	3,635,377	5,646,141	6,338,688
AMOUNT ATTRIBUTED TO NON-CONTROLING INTERESTS	3,005	67,492	48,626
Common shares
CONTINUING OPERATIONS
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	2,239,391	4,625,405	4,940,175
DISCONTINUED OPERATIONS
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	R$ 834,329	R$ (68,573)	R$ 157,360
EARNINGS PER SHARE
Profit basic per share (in R$ per share)	R$ 1.82	R$ 3.54	R$ 4.06
Profit diluted per share (in R$ per share)	1.80	3.48	4.00
Continuing Operations
Profit basic per share (in R$ per share)	1.33	3.59	3.94
Profit diluted per share (in R$ per share)	1.31	3.53	3.88
Preferred shares
EARNINGS PER SHARE
Profit basic per share (in R$ per share)	2.00	3.89	4.47
Profit diluted per share (in R$ per share)	1.98	3.82	4.41
Continuing Operations
Profit basic per share (in R$ per share)	1.46	3.95	4.33
Profit diluted per share (in R$ per share)	R$ 1.44	R$ 3.88	R$ 4.27